As filed with the Securities and Exchange Commission on 3/30/2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
January 31, 2020 (Unaudited)

Shares	COMMON STOCKS - 97.44%	Value
	Beverage and Tobacco Product Manufacturing - 4.26%
3,850	Altria Group, Inc.	$182,991
71,200	Coca-Cola Co.	4,158,080
6,300	PepsiCo, Inc.	894,726
		5,235,797
	Broadcasting (Except Internet) - 2.64%
46,000	Comcast Corp. - Class A	1,986,740
9,091	Walt Disney Co.	1,257,376
		3,244,116
	Chemical Manufacturing - 6.29%
9,800	AbbVie, Inc.	793,996
13,500	Bristol-Myers Squibb Co.	849,825
15,800	Dow, Inc.	727,906
144,102	Pfizer, Inc.	5,366,358
		7,738,085
	Computer and Electronic Product Manufacturing - 9.30%
126,600	Cisco Systems, Inc.	5,819,802
22,000	Intel Corp.	1,406,460
15,400	Raytheon Co.	3,402,476
6,700	Texas Instruments, Inc.	808,355
		11,437,093
	Couriers and Messengers - 0.62%
7,400	United Parcel Service, Inc. - Class B	766,048

	Credit Intermediation and Related Activities - 7.96%
3,700	American Express Co.	480,519
26,200	Bank of New York Mellon Corp.	1,173,236
45,700	Capital One Financial Corp.	4,560,860
13,600	Citigroup, Inc.	1,011,976
13,700	JPMorgan Chase & Co.	1,813,332
16,100	Wells Fargo & Co.	755,734
		9,795,657
	Electrical Equipment, Appliance, and Component Manufacturing - 1.01%
17,300	Emerson Electric Co.	1,239,199

	Food Manufacturing - 2.39%
26,900	Kraft Heinz Co.	785,480
37,500	Mondelez International, Inc. - Class A	2,151,750
		2,937,230
	General Merchandise Stores - 0.76%
8,500	Target Corp.	941,290

	Health and Personal Care Stores - 4.44%
107,500	Walgreens Boots Alliance, Inc.	5,466,375

	Insurance Carriers and Related Activities - 10.07%
54,900	Allstate Corp.	6,507,846
118,300	MetLife, Inc.	5,880,693
		12,388,539

	Machinery Manufacturing - 1.22%
11,400	Caterpillar, Inc.	1,497,390

	Merchant Wholesalers, Durable Goods - 3.25%
12,400	3M Co.	1,967,384
11,700	Honeywell International, Inc.	2,026,674
		3,994,058
	Oil and Gas Extraction - 0.68%
21,000	Occidental Petroleum Corp.	834,120

	Petroleum and Coal Products Manufacturing - 8.58%
46,800	Chevron Corp.	5,014,152
89,200	Exxon Mobil Corp.	5,541,104
		10,555,256
	Professional, Scientific, and Technical Services - 2.62%
22,400	International Business Machines Corp.	3,219,552

	Rail Transportation - 1.44%
9,900	Union Pacific Corp.	1,776,258

	Real Estate - 3.19%
96,100	Bank of America Corp.	3,154,963
5,800	Simon Property Group, Inc.	772,270
		3,927,233
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.19%
900	BlackRock, Inc.	474,615
13,300	Gilead Sciences, Inc.	840,560
9,000	Goldman Sachs Group, Inc.	2,139,750
9,100	Morgan Stanley	475,566
		3,930,491
	Support Activities for Mining - 0.59%
21,500	Schlumberger, Ltd. (a)	720,465

	Telecommunications - 6.72%
142,500	AT&T, Inc.	5,360,850
49,000	Verizon Communications, Inc.	2,912,560
		8,273,410
	Transportation Equipment Manufacturing - 5.50%
93,000	Ford Motor Co.	820,260
15,000	General Dynamics Corp.	2,631,600
23,600	General Motors Co.	788,004
2,800	Lockheed Martin Corp.	1,198,736
8,800	United Technologies Corp.	1,321,760
		6,760,360
	Utilities - 10.72%
23,900	Duke Energy Corp.	2,333,357
134,200	Exelon Corp.	6,386,578
40,900	Kinder Morgan, Inc.	853,583
51,400	Southern Co.	3,618,560
		13,192,078
	TOTAL COMMON STOCKS (Cost $115,093,237)	119,870,100

Shares	MONEY MARKET FUND - 2.30%	Value
2,835,418	Invesco STIT-Treasury Portfolio - Institutional Class, 1.48% (b)	2,835,418
	TOTAL MONEY MARKET FUND (Cost $2,835,418)	2,835,418

Total Investments in Securities (Cost $117,928,655) - 99.74%	122,705,518
Other Assets in Excess of Liabilities - 0.26%	318,353
TOTAL NET ASSETS - 100.00%	$123,023,871

(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of January 31, 2020.

Edgar Lomax Value Fund
Notes to Schedule of Investments
January 31, 2020 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized on level 1 of the fair value hierarchy.

 Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

 The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$26,114,687	-	-	$26,114,687
Information	11,517,526	-	-	11,517,526
Manufacturing	47,400,410	-	-	47,400,410
Mining, Quarrying, and Oil and Gas Extraction	1,554,585	-	-	1,554,585
Professional, Scientific, and Technical Services	3,219,552	-		3,219,552
Real Estate	3,927,233	-	-	3,927,233
Retail Trade	6,407,665	-	-	6,407,665
Transportation and Warehousing	2,542,306	-	-	2,542,306
Utilities	13,192,078	-	-	13,192,078
Wholesale Trade	3,994,058	-	-	3,994,058
Total Common Stocks	119,870,100	-	-	119,870,100
Money Market Fund	2,835,418	-	-	2,835,418
Total Investments in Securities	$122,705,518	$-	$-	$122,705,518

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2020, the end of the reporting period.  During the period ended January 31, 2020, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date  3/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/
Principal Executive Officer

Date  3/26/2020

By (Signature and Title)*  /s/Cheryl L. King
   Cheryl L. King, Vice President/Treasurer/Principal Financial
   Officer

Date 3/26/2020

* Print the name and title of each signing officer under his or her signature.